Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Significant Accounting Policies
Net Income (loss) Of Basic Eps			$ 62,221	$ 1,326,558	$ 1,142,894
Shares Of Basic Eps	545,357,949	537,774,616	541,216,924	537,774,616	537,774,616	537,774,616
Net Income (loss) Of Warrants					$ 0
Net Income (loss) Of Convertible Notes Payable			$ (274,620)	$ (1,355,087)	(1,190,805)
Net Income (loss) Of Preferred Stock			0	0	0
Net Income (loss) Of Diluted Eps			$ (212,399)	$ (28,529)	$ 47,911
Shares Of Convertible Notes Payable			73,033,321	126,424,131	185,358,384
Shares Of Diluted Eps			614,250,245	664,198,747	723,133,000
Per Share Of Basic Eps	$ (0.00)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Convertible Notes Payable Per Share			(0.00)	(0.01)
Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00